Net revenues - Schedule of revenue by geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Net revenues	€ 179,592	€ 149,419	€ 47,656	[1]
North America
Disclosure of geographical areas [line items]
Net revenues	87,283	68,885	122
France
Disclosure of geographical areas [line items]
Net revenues	16,365	15,421	14,345
Brazil
Disclosure of geographical areas [line items]
Net revenues	11,363	7,607	282
Italy
Disclosure of geographical areas [line items]
Net revenues	10,840	10,065	3,513
Germany
Disclosure of geographical areas [line items]
Net revenues	9,046	7,891	5,545
United Kingdom
Disclosure of geographical areas [line items]
Net revenues	7,348	6,106	4,591
Spain
Disclosure of geographical areas [line items]
Net revenues	5,307	4,428	3,508
Turkey
Disclosure of geographical areas [line items]
Net revenues	3,110	2,294	1,658
Argentina
Disclosure of geographical areas [line items]
Net revenues	2,735	1,961	434
Belgium
Disclosure of geographical areas [line items]
Net revenues	2,552	2,214	2,185
China
Disclosure of geographical areas [line items]
Net revenues	1,811	2,013	133
Netherlands
Disclosure of geographical areas [line items]
Net revenues	1,376	1,192	1,030
Poland
Disclosure of geographical areas [line items]
Net revenues	1,230	1,273	753
Japan
Disclosure of geographical areas [line items]
Net revenues	1,152	1,174	440
Portugal
Disclosure of geographical areas [line items]
Net revenues	1,138	917	704
Austria
Disclosure of geographical areas [line items]
Net revenues	801	1,085	685
Switzerland
Disclosure of geographical areas [line items]
Net revenues	763	1,160	361
Other countries
Disclosure of geographical areas [line items]
Net revenues	€ 15,372	€ 13,733	€ 7,367

[1]	Refer to Note 3, Scope of consolidation